Supplementary Balance Sheet Information - Schedule of Property Plant And Equipment Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 21,031	$ 20,058	$ 19,898
Less: Accumulated depreciation	(18,999)	(18,503)	(16,523)
Total property and equipment, net	2,032	1,555	3,375
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,350	13,108	12,936
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,893	4,984	4,984
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	346	346	346
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,416	1,594	1,606
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 26	$ 26	$ 26